Consolidated Statements of Stockholders’ Equity (Unaudited) - USD ($)	Previously Reported [Member] Class A Common Stock	Previously Reported [Member] Class B Common Stock	Previously Reported [Member] Additional Paid-in Capital	Previously Reported [Member] Accumulated Deficit	Previously Reported [Member]	Class A Common Stock	Class C Common Stock	Member’s Equity	Preferred stock	Additional Paid-in Capital	Accumulated Deficit	Non controlling Interest	Total Stockholders’ Equity	Total Member’s Equity	Total
Balance at Dec. 31, 2020		$ 431	$ 24,569	$ (4,713)	$ 20,287
Balance (in Shares) at Dec. 31, 2020		4,312,500
Issuance of 189,750 representative shares to underwriters	$ 19		1,442,081		1,442,100
Issuance of 189,750 representative shares to underwriters (in Shares)	189,750
Excess of fair value of Anchor Shares			6,265,215		6,265,215
Fair value of 12,937,500 Public Warrants net of allocated offering costs			11,627,801		11,627,801
Proceeds of 6,675,000 Private Placement Warrants net of allocated offering costs			6,366,396		6,366,396
Reclassification of over-allotment Liability to Equity			180,000		180,000
Measurement adjustment of Class A common stock subject to possible redemption			(25,906,062)	(5,066,889)	(30,972,951)
Net income (loss)				(474,585)	(474,585)
Balance at Dec. 31, 2021	$ 19	$ 431		(5,546,187)	(5,545,737)			$ 7,605,369			$ (14,391,830)			$ (6,786,461)
Balance (in Shares) at Dec. 31, 2021	189,750	4,312,500
Capital contribution								1,250,000						1,250,000	$ 1,250,000
Unit-based compensation expense								602,498						602,498
Net income (loss)											(1,425,277)			(1,425,277)	(1,425,277)
Balance at Mar. 31, 2022								9,457,867			(15,817,107)			(6,359,240)
Balance at Dec. 31, 2021	$ 19	$ 431		(5,546,187)	(5,545,737)			7,605,369			(14,391,830)			$ (6,786,461)
Balance (in Shares) at Dec. 31, 2021	189,750	4,312,500
Waived deferred underwriting fee payable			1,725,000		1,725,000
Conversion of Class B shares to Class A shares	$ 349	$ (349)
Conversion of Class B shares to Class A shares (in Shares)	3,487,500	(3,487,500)
Remeasurement adjustment of Class A common stock subject to possible redemption			(1,725,000)	(1,628,871)	(3,353,871)
Net income (loss)				(3,698,144)	(3,698,144)
Balance at Dec. 31, 2022	$ 368	$ 82		$ (10,873,202)	$ (10,872,752)			9,500,000		$ 3,275,901	(11,672,536)		$ 1,103,365		$ 1,103,365
Balance (in Shares) at Dec. 31, 2022	3,677,250	825,000													17,172,959
Retroactive application of recapitalization						$ 936	$ 2,573			(3,509)			0
Adjusted beginning balance						936	2,573	9,500,000		3,272,392	(11,672,536)		1,103,365
Reversal of Intermediate original equity						(936)	(2,573)	(9,500,000)		(3,272,392)	11,672,536		(1,103,365)
Recapitalization transaction						$ 936	$ 2,250			15,391,286	(4,793,142)	25,487,723	36,089,053
Recapitalization transaction (in Shares)						9,358,620	22,500,000
Class A Sponsor earn out shares										5,792,000	(5,792,000)
Class C Sponsor earn out shares										10,594,000	(10,594,000)
Stock-based compensation										2,146,792			2,146,792
Capital contribution
Net income (loss)											(574,461)	(2,542,666)	(3,117,127)		(3,117,127)
Balance at Mar. 31, 2023						$ 936	$ 2,250			$ 33,924,078	$ (21,753,603)	$ 22,945,057	$ 35,118,718		$ 35,118,718
Balance (in Shares) at Mar. 31, 2023						9,358,620	22,500,000